Capital structure financial policies (Details)	Feb. 03, 2021 $ / shares shares
Disclosure of objectives, policies and processes for managing capital [abstract]
Common shares issued (in shares) | shares	20,997,375
Share issue price (in dollars per share) | $ / shares	$ 25.00